S000038930 [Member] Investment Objectives and Goals - iShares Core MSCI EAFE ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE MSCI EAFE ETF Ticker: IEFAStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.